Organization and Business Activity (Details Narrative) - shares				3 Months Ended		12 Months Ended
	Jun. 28, 2019	Mar. 17, 2017	Dec. 15, 2016	Jun. 30, 2019	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Number of shares sold			475,681
Number of shares issued for pre split			11,891,976
Reverse stock split			1-for-25 reverse stock split ("Reverse Split") of the issued and outstanding shares of the common stock of the Company. As a result of the reverse split, the previous issued and outstanding shares of common stock became 580,052 shares; no shareholder was reversed below 100 shares, and all fractional shares resulting from the reverse split were rounded up to the next whole share.
Number of shares issued, post reverse split			580,052
Number of shares newly issued	898,550			1,256,833	5,906,710	15,618,572	6,733,793
Number of shares issued to satisfy an issuance commitment							24,000
PRIVCO Agreement [Member]
Number of shares newly issued		17,285,800
Number of shares retired		475,681
Number of shares issued to satisfy an issuance commitment		500,000
Number of shares, equivalent to the issuance		604,371